Other Liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities
Income tax reserves	$ 4,195	$ 4,193
Excess 401(k) Plus Plan	1,380	1,583
Disability benefits	507	504
Derivative liabilities	206	38
Workforce reductions	736	804
Deferred taxes	3,696	545
Other taxes payable	40	948
Environmental accruals	244	262
Warranty accruals	76	56
Asset retirement obligations	111	115
Acquisition related	13	88
Divestiture related	173	253
Other	796	577
Total	$ 12,174	$ 9,965